SCOPE OF CONSOLIDATION (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Basis Of Consolidation [Abstract]
Schedule of Subsidiaries
The table below provides a list of the Company’s principal operating subsidiaries at December 31, 2021. Unless otherwise stated, the subsidiaries listed below have share capital consisting solely of ordinary shares or voting interests in the case of partnerships, which are held directly or indirectly by the Company and the proportion of ownership interests held equals to the voting rights held by the Company. The country of incorporation corresponds to their principal place of operations.

Name of Subsidiary	Country	% of Ownership
NAFTA
ArcelorMittal Dofasco G.P.	Canada	100.00%
ArcelorMittal México S.A. de C.V.	Mexico	100.00%
ArcelorMittal Long Products Canada G.P.	Canada	100.00%
Brazil and neighboring countries ("Brazil")
ArcelorMittal Brasil S.A.	Brazil	97.01%
Acindar Industria Argentina de Aceros S.A. ("Acindar")	Argentina	100.00%
Europe
ArcelorMittal France S.A.S.	France	100.00%
ArcelorMittal Belgium N.V.	Belgium	100.00%
ArcelorMittal España S.A.	Spain	99.85%
ArcelorMittal Flat Carbon Europe S.A.	Luxembourg	100.00%
ArcelorMittal Poland S.A.	Poland	100.00%
ArcelorMittal Eisenhüttenstadt GmbH	Germany	100.00%
ArcelorMittal Bremen GmbH	Germany	100.00%
ArcelorMittal Méditerranée S.A.S.	France	100.00%
ArcelorMittal Belval & Differdange S.A.	Luxembourg	100.00%
ArcelorMittal Hamburg GmbH	Germany	100.00%
ArcelorMittal Duisburg GmbH	Germany	100.00%
ArcelorMittal International Luxembourg S.A.	Luxembourg	100.00%
Africa and Commonwealth of Independent States ("ACIS")
ArcelorMittal South Africa Ltd. ("AMSA")	South Africa	69.22%
JSC ArcelorMittal Temirtau	Kazakhstan	100.00%
PJSC ArcelorMittal Kryvyi Rih ("AM Kryvyi Rih")	Ukraine	95.13%
Mining
ArcelorMittal Mining Canada G.P. and ArcelorMittal Infrastructure Canada G.P. (AMMC)	Canada	85.00%
ArcelorMittal Liberia Ltd	Liberia	85.00%
The tables below provide a list of the subsidiaries which include significant non-controlling interests at December 31, 2021 and 2020 and for the years ended December 31, 2021, 2020 and 2019.

Name of Subsidiary	Country of incorporation and operation	% of non-controlling interests and non- controlling voting rights at December 31, 2021	% of non-controlling interests and non- controlling voting rights at December 31, 2020	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2021	Non-controlling interests at December 31, 2021	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2020	Non-controlling interests at December 31, 2020	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2019
AMSA	South Africa	30.78%	30.78%	151	160	(34)	24	(98)
Société Nationale de Sidérurgie S.A. ("Sonasid")[1]	Morocco	67.57%	67.57%	9	118	—	114	—
ArcelorMittal Kryvyi Rih	Ukraine	4.87%	4.87%	45	187	(1)	151	(5)
Belgo Bekaert Arames ("BBA")	Brazil	45.00%	45.00%	127	187	33	116	28
Hera Ermac[2]	Luxembourg	—	—	—	855	—	855	—
AMMC	Canada	15.00%	15.00%	257	527	127	466	114
Arceo	Belgium	62.86%	62.86%	2	153	2	167	3
ArcelorMittal Liberia Ltd	Liberia	15.00%	15.00%	4	(218)	28	(222)	18
Other				14	269	—	286	3
Total				609	2,238	155	1,957	63
1.Sonasid - ArcelorMittal holds a controlling stake of 50% in Nouvelles Sidérurgies Industrielles ("NSI"). ArcelorMittal controls NSI on the basis of a shareholders’ agreement which includes deadlock arrangements in favor of the Company. NSI holds a 64.86% stake in Sonasid. The total non-controlling interests in Sonasid of 67.57% are the result of ArcelorMittal’s indirect ownership percentage in Sonasid of 32.43% through its controlling stake in NSI.
2.Hera Ermac - The non-controlling interests correspond to the equity component net of transaction fees of the mandatory convertible bonds maturing on January 31, 2024 (see note 11.2).
Schedule of Business Combinations
The table below summarizes the final acquisition-date fair value of the assets acquired and liabilities assumed in respect of Condesa in 2021 and Münker in 2019:

	2021	2019
	Condesa	Münker
Current assets	92	22
Property, plant and equipment	39	34
Intangible assets	—	11
Other non-current assets	10	—
Total assets	141	67
Deferred tax liabilities	—	(8)
Other liabilities	(84)	(14)
Total liabilities	(84)	(22)
Net assets acquired	57	45
Consideration paid, net	25	46
Consideration payable	—	5
Fair value of previously held interest at acquisition date	11	—
Remeasurement gain relating to the equity interest previously held	(3)	—
Goodwill/(bargain purchase gain)	(24)	6

Schedule of Significant Divestments
The table below summarizes the significant divestments completed in 2021, 2020 and 2019:

	2021	2020	2019
	Acciaierie d'Italia	ArcelorMittal USA Divestment Business	Global Chartering Limited	ArcelorMittal Italia remedies
Cash and cash equivalents	4	7	—	—
Other current assets	2,446	2,105	14	1,386
Intangible assets	17	12	—	—
Property, plant and equipment	1,875	3,341	517	178
Other assets	297	166	21	11
Total assets	4,639	5,631	552	1,575
Current liabilities	2,204	1,604	229	1,046
Other long-term liabilities	1,669	3,938	311	241
Total liabilities	3,873	5,542	540	1,287
Total net assets	766	89	12	288
Assigned receivables	—	—	—	404
% of net assets sold	100%	100%	50%	100%
Total net assets disposed of	766	89	6	692
ArcelorMittal retained interest 62%	1,205	—	—	—
Goodwill allocation	(52)	(672)	—	—
Consideration	—	2,219	(4)	518
Consideration receivable	—	—	6	174
Reclassification of foreign exchange and other	(283)	2	33	72
Gain on disposal/derecognition	104	1,460	29	72

Details of Assets and Liabilities Held for Sale	The table below provides the details for the entities classified as held for sale at December 31, 2020. There were no assets classified as held for sale at December 31, 2021.

December 31, 2020
ArcelorMittal Italia and plate operations in Europe
Current Assets:
Cash and cash equivalents	3
Trade accounts receivable, prepaid expenses and other current assets	635
Inventories	1,446
Total Current Assets	2,084
Non-current Assets:
Property, plant and equipment	1,843
Other assets	402
Total Non-current Assets	2,245
Total Assets	4,329

Current Liabilities:
Trade accounts payables, accrued expenses and other liabilities	1,236
Total Current Liabilities	1,236
Non-current Liabilities:
Long-term debt	21
Other long-term liabilities	1,782
Total Non-current Liabilities	1,803
Total Liabilities	3,039

Investments Accounted for Under the Equity Method
The carrying amounts of the Company’s investments accounted for under the equity method were as follows:

	December 31,
Category	2021	2020
Joint ventures	6,087	3,006
Associates	2,985	2,847
Individually immaterial joint ventures and associates[1]	1,247	964
Total	10,319	6,817
1.Individually immaterial joint ventures and associates represent in aggregate less than 20% of the total carrying amount of investments in joint ventures and associates at December 31, 2021 and 2020, and none of them have a carrying value exceeding 150 at December 31, 2021 and 2020.
Joint Ventures
The following tables summarize the latest available financial information and reconcile it to the carrying value of each of the Company’s material joint ventures, as well as the income statement of the Company’s material joint ventures:

	December 31, 2021
Joint Ventures	AMNS India	Acciaierie d'Italia	Calvert	VAMA	Tameh	Borçelik	Al Jubail	Total
Place of incorporation and operation [1]	India	Italy	United States	China	Poland	Turkey	Saudi Arabia
Principal Activity	Integrated flat steel producer [5,6]	Integrated flat steel producer [7]	Automotive steel finishing[8]	Automotive steel finishing	Energy production and supply	Manufacturing and sale of steel [2,3,4]	Production and sale seamless line pipes and tubes [9]
Ownership and voting rights at December 31, 2021	60.00%	62.00%	50.00%	50.00%	50.00%	50.00%	29.23%
Current assets	5,536	3,643	2,334	293	356	983	573	13,718
of which cash and cash equivalents	1,285	92	256	56	62	155	88	1,994
Non-current assets	6,260	2,669	1,418	679	497	243	1,197	12,963
Current liabilities	764	3,313	1,162	466	376	723	533	7,337
of which trade and other payables and provisions	620	2,840	202	272	330	581	120	4,965
Non-current liabilities	5,770	1,365	790	8	169	56	640	8,798
of which trade and other payables and provisions	331	1,342	—	—	24	44	45	1,786
Net assets	5,262	1,634	1,800	498	308	447	597	10,546
Company's share of net assets	3,157	1,013	900	249	154	224	175	5,872
Adjustments for differences in accounting policies and other	148	146	(34)	—	—	(29)	(16)	215
Carrying amount in the statements of financial position	3,305	1,159	866	249	154	195	159	6,087
Revenue	7,226	3,291	4,808	1,452	721	1,791	334	19,623
Depreciation and amortization	(378)	(119)	(65)	(34)	(34)	(24)	(42)	(696)
Interest income	53	—	—	3	—	1	—	57
Interest expense	(139)	(12)	(28)	(7)	(6)	(18)	(27)	(237)
Income tax benefit (expense)	(71)	211	—	(12)	(4)	(65)	—	59
Income (loss) from continuing operations	1,436	393	861	95	18	105	(85)	2,823
Other comprehensive income (loss)	818	—	9	—	8	9	—	844
Total comprehensive income (loss)	2,254	393	870	95	26	114	(85)	3,667
Cash dividends received by the Company	—	—	50	—	10	13	—	73
1.The country of incorporation corresponds to the country of operation except for Tameh whose country of operation is also the Czech Republic.
2.Ownership interest in Borçelik was 45.33% and 50.00% based on issued shares and outstanding shares, respectively, at December 31, 2021; voting interest was 48.01% at December 31, 2021.
3.The non-current liabilities include 39 deferred tax liability.
4.Adjustment in Borçelik relates primarily to differences in accounting policies regarding revaluation of fixed assets.
5.Adjustments in AMNS India correspond primarily to transaction costs incurred to set up the joint venture and the fair value of the guarantee of the joint venture's debt (see note 9.4).
6.Includes AMNS Luxembourg, AMNS India and intermediate holding entities.
7.Includes Acciaierie d'Italia summarized statement of financial position as of December 31, 2021 adjusted for the fair value adjustments at divestment date (see note 2.3.1). The summarized statement of comprehensive income presents results of Acciaierie d'Italia for the period from April 14, 2021 to December 31, 2021.
8.Adjustments in Calvert primarily relate to differences in accounting policies regarding inventory valuation.
9.The summarized statement of comprehensive income presents results for full year 2021 including Jubail Energy Services Company ("JESCO") results after July 31, 2021.

	December 31, 2020
Joint Ventures	AMNS India	Calvert	VAMA	Tameh	Borçelik	Total
Place of incorporation and operation [1]	India	United States	China	Poland	Turkey
Principal Activity	Integrated flat steel producer [5,6]	Automotive steel finishing	Automotive steel finishing	Energy production and supply	Manufacturing and sale of steel [2,3,4]
Ownership and voting rights at December 31, 2020	60.00%	50.00%	50.00%	50.00%	50.00%
Current assets	3,528	1,236	252	175	510	5,701
of which cash and cash equivalents	1,137	53	77	43	82	1,392
Non-current assets	5,745	1,261	669	570	257	8,502
Current liabilities	657	805	511	180	283	2,436
of which trade and other payables and provisions	524	138	232	132	271	1,297
Non-current liabilities	5,604	662	23	226	127	6,642
of which trade and other payables and provisions	67	—	—	26	47	140
Net assets	3,012	1,030	387	339	357	5,125
Company's share of net assets	1,807	515	194	170	179	2,865
Adjustments for differences in accounting policies and other	149	24	—	—	(32)	141
Carrying amount in the statements of financial position	1,956	539	194	170	147	3,006
Revenue	3,992	2,693	1,001	420	1,055	9,161
Depreciation and amortization	(371)	(61)	(41)	(48)	(24)	(545)
Interest income	43	—	1	—	1	45
Interest expense	(135)	(33)	(16)	(8)	(12)	(204)
Income tax benefit (expense)	318	—	(6)	(2)	(17)	293
Income / (loss) from continuing operations	472	9	47	7	29	564
Other comprehensive income (loss)	(98)	—	—	6	(4)	(96)
Total comprehensive income (loss)	374	9	47	13	25	468
Cash dividends received by the Company	—	58	—	—	9	67
1.The country of incorporation corresponds to the country of operation except for Tameh whose country of operation is also the Czech Republic.
2.Ownership interest in Borçelik was 45.33% and 50.00% based on issued shares and outstanding shares, respectively, at December 31, 2020; voting interest was 48.01% at December 31, 2020.
3.The non-current liabilities include 39 deferred tax liability.
4.Adjustment in Borçelik relates primarily to differences in accounting policies regarding revaluation of fixed assets.
5.Adjustments in AMNS India correspond primarily to transaction costs incurred to set up the joint venture and the fair value of the guarantee of the joint venture's debt (see note 9.4).
6.Includes AMNS Luxembourg, AMNS India and intermediate holding entities.

		December 31, 2019
Joint Ventures	AMNS India	Calvert	VAMA	Tameh	Borçelik	Total
Place of incorporation and operation[1]	India	United States	China	Poland	Turkey
Principal Activity	Flat carbon steel manufacture [5,6]	Automotive steel finishing	Automotive steel finishing	Energy production and supply	Manufacturing and sale of steel [2,3,4]
Ownership and voting rights at December 31, 2019	60.00%	50.00%	50.00%	50.00%	50.00%
Current assets	2,318	1,604	313	171	508	4,914
of which cash and cash equivalents	444	62	81	75	106	768
Non-current assets	6,295	1,282	637	580	267	9,061
Current liabilities	5,922	984	485	183	378	7,952
of which trade and other payables and provisions	670	144	226	139	274	1,453
Non-current liabilities	189	764	147	244	49	1,393
of which trade and other payables and provisions	46	—	—	26	49	121
Net assets	2,502	1,138	318	324	348	4,630
Company's share of net assets	1,501	569	159	162	174	2,565
Adjustments for differences in accounting policies and other	48	6	—	—	(33)	21
Carrying amount in the statements of financial position	1,549	575	159	162	141	2,586
Revenue	—	3,504	772	499	1,141	5,916
Depreciation and amortization	—	(63)	(31)	(37)	(24)	(155)
Interest income	2	2	1	—	1	6
Interest expense	(10)	(48)	(23)	(7)	(19)	(107)
Income tax benefit (expense)	(83)	—	(22)	(7)	(10)	(122)
Income / (loss) from continuing operations	(116)	156	10	28	19	97
Total comprehensive income (loss)	(116)	156	10	28	19	97
Cash dividends received by the Company	—	57	—	9	12	78
1.The country of incorporation corresponds to the country of operation except for Tameh whose country of operation is also the Czech Republic.
2.Ownership interest in Borçelik was 45.33% and 50.00% based on issued shares and outstanding shares, respectively, at December 31, 2019; voting interest was 48.01% at December 31, 2019.
3.The non-current liabilities include 42 deferred tax liability.
4.Adjustment in Borçelik relates primarily to differences in accounting policies regarding revaluation of fixed assets.
5.Adjustments in AMNS India correspond primarily to transaction costs incurred to set up the joint venture.
6.Includes AMNS Luxembourg, AMNS India and intermediate holding entities.

Associates
The following table summarizes the financial information and reconciles it to the carrying amount of each of the Company’s material associates, as well as the income statement of the Company’s material associates:

	December 31, 2021
Associates	China Oriental	DHS Group	Gonvarri Steel Industries	Baffinland [6]	Total
Financial statements reporting date	June 30, 2021	September 30, 2021	September 30, 2021	December 31, 2021
Place of incorporation and operation[1]	Bermuda	Germany	Spain	Canada
Principal Activity	Iron and steel manufacturing	Steel manufacturing [3]	Steel manufacturing [4]	Extraction of iron ore [5]
Ownership and voting rights at December 31, 2021	37.00%	33.43%	35.00%	25.23%
Current assets	4,636	1,364	2,840	479	9,319
Non-current assets	2,978	2,668	1,797	10,790	18,233
Current liabilities	3,571	472	1,568	477	6,088
Non-current liabilities	533	1,107	716	3,365	5,721
Non-controlling interests	88	103	415	—	606
Net assets attributable to equity holders of the parent	3,422	2,350	1,938	7,427	15,137
Company's share of net assets	1,266	786	678	1,874	4,604
Adjustments for differences in accounting policies and other	—	55	(47)	(1,488)	(1,480)
Other adjustments[2]	66	(191)	(14)	—	(139)
Carrying amount in the statements of financial position	1,332	650	617	386	2,985
Revenue	3,863	2,011	4,465	676	11,015
Income / (loss) from continuing operations	250	(44)	197	(45)	358
Other comprehensive income (loss)	—	7	33	—	40
Total comprehensive income (loss)	250	(37)	230	(45)	398
Cash dividends received by the Company	36	—	17	—	53
1.The country of incorporation corresponds to the country of operation except for China Oriental whose country of operation is China.
2.Other adjustments correspond to the difference between the carrying amount at December 31, 2021 and the net assets situation corresponding to the latest financial statements ArcelorMittal is permitted to disclose translated with closing rates as of the reporting dates described in the table above. For the year ended December 31, 2020, the Company recognized a 211 impairment loss with respect to its investment in DHS.
3.The amount for DHS Group includes an adjustment to align the German GAAP financial information with the Company’s accounting policies and is mainly linked to property, plant and equipment, inventory and pension.
4.Adjustments in Gonvarri Steel Industries primarily relate to differences in accounting policies regarding revaluation of fixed assets.
5.Adjustments in Baffinland primarily relate to differences in accounting policies regarding revaluation of fixed assets and locally recognized goodwill. In September 2020, following a legal reorganization that was not a business combination for the Company, its share of provisional fair value remeasurement of 1.5 billion was not recognized in the carrying amount of Baffinland.
6.Following a legal reorganization in September 2020, the Company holds an indirect interest in Baffinland through Nunavut Iron Ore Inc.

	December 31, 2020
Associates	China Oriental	DHS Group	Gonvarri Steel Industries	Baffinland[6]	Total
Financial statements reporting date	June 30, 2020	September 30, 2020	September 30, 2020	December 31, 2020
Place of incorporation and operation[1]	Bermuda	Germany	Spain	Canada
Principal Activity	Iron and steel manufacturing	Steel manufacturing [3]	Steel manufacturing [4]	Extraction of iron ore [5]
Ownership and voting rights at December 31, 2020	37.02%	33.43%	35.00%	25.23%
Current assets	3,611	1,330	2,233	538	7,712
Non-current assets	2,507	2,810	1,675	8,295	15,287
Current liabilities	2,780	364	1,087	479	4,710
Non-current liabilities	454	1,165	772	1,050	3,441
Non-controlling interests	46	112	288	1	447
Net assets attributable to equity holders of the parent	2,838	2,499	1,761	7,303	14,401
Company's share of net assets	1,050	835	616	1,843	4,344
Adjustments for differences in accounting policies and other	—	38	(49)	(1,456)	(1,467)
Other adjustments[2]	112	(201)	59	—	(30)
Carrying amount in the statements of financial position	1,162	672	626	387	2,847
Revenue	2,420	1,428	3,065	772	7,685
Income / (loss) from continuing operations	112	(244)	86	73	27
Other comprehensive income (loss)	16	(5)	(67)	—	(56)
Total comprehensive income (loss)	128	(249)	19	73	(29)
Cash dividends received by the Company	28	—	15	—	43
1.The country of incorporation corresponds to the country of operation except for China Oriental whose country of operation is China.
2.Other adjustments correspond to the difference between the carrying amount at December 31, 2020 and the net assets situation corresponding to the latest financial statements ArcelorMittal is permitted to disclose as of the reporting dates described in the table above. For the year ended December 31, 2020, the Company recognized a 211 impairment loss with respect to its investment in DHS.
3.The amount for DHS Group includes an adjustment to align the German GAAP financial information with the Company’s accounting policies and is mainly linked to property, plant and equipment, inventory and pension.
4.Adjustments in Gonvarri Steel Industries primarily relate to differences in accounting policies regarding revaluation of fixed assets.
5.Adjustments in Baffinland primarily relate to differences in accounting policies regarding revaluation of fixed assets and locally recognized goodwill. In September 2020, following a legal reorganization that was not a business combination for the Company, its share of provisional fair value remeasurement of 1.5 billion was not recognized in the carrying amount of Baffinland.
6.Following a legal reorganization in September 2020, the Company holds an indirect interest in Baffinland through Nunavut Iron Ore Inc. The summarized statement of comprehensive income presents full year result for Baffinland (direct owner and operator of Mary River project).

	December 31, 2019
Associates	China Oriental	DHS Group	Gonvarri Steel Industries	Baffinland	Total
Financial statements reporting date	June 30, 2019	September 30, 2019	September 30, 2019	December 31, 2019
Place of incorporation and operation[1]	Bermuda	Germany	Spain	Canada
Principal Activity	Iron and steel manufacturing	Steel manufacturing [3]	Steel manufacturing [4]	Extraction of iron ore [5]
Ownership and voting rights at December 31, 2019	37.02%	33.43%	35.00%	25.70%
Current assets	2,920	1,385	2,062	479	6,846
Non-current assets	1,797	2,794	1,628	2,403	8,622
Current liabilities	1,837	402	1,038	663	3,940
Non-current liabilities	150	979	795	891	2,815
Non-controlling interests	44	122	218	—	384
Net assets attributable to equity holders of the parent	2,686	2,676	1,639	1,328	8,329
Company's share of net assets	994	895	574	341	2,804
Adjustments for differences in accounting policies and other	—	43	(49)	7	1
Other adjustments[2]	5	27	22	—	54
Carrying amount in the statements of financial position	999	965	547	348	2,859
Revenue	3,102	1,795	3,724	454	9,075
Income / (loss) from continuing operations	249	(116)	82	(72)	143
Other comprehensive income (loss)	—	8	(7)	—	1
Total comprehensive income (loss)	249	(108)	75	(72)	144
Cash dividends received by the Company	57	—	13	—	70
1.The country of incorporation corresponds to the country of operation except for China Oriental whose country of operation is China.
2.Other adjustments correspond to the difference between the carrying amount at December 31, 2019 and the net assets situation corresponding to the latest financial statements ArcelorMittal is permitted to disclose as of the reporting dates described in the table above.
3.The amount for DHS Group includes an adjustment to align the German GAAP financial information with the Company’s accounting policies, and is mainly linked to property, plant and equipment, inventory and pension.
4.Adjustments in Gonvarri Steel Industries primarily relate to differences in accounting policies regarding revaluation of fixed assets.
5.Adjustments in Baffinland primarily relate to differences in accounting policies regarding revaluation of fixed assets and locally recognized goodwill.
Other Associates and Joint Ventures that are Not Individually Material	The following table summarizes the financial information of all individually immaterial joint ventures and associates that are accounted for using the equity method:

	December 31, 2021			December 31, 2020
	Associates	Joint Ventures	Total	Associates	Joint Ventures	Total
Carrying amount of interests in associates and joint ventures	383	864	1,247	328	636	964
Share of:
Income from continuing operations	77	386	463	15	33	48
Other comprehensive income (loss)	(4)	—	(4)	(8)	(20)	(28)
Total comprehensive income	73	386	459	7	13	20

Other Investments	Other investments include the following:

	December 31,
	2021	2020
Erdemir	885	850
ArcelorMittal XCarb	83	—
Stalprodukt S.A.	77	96
Cleveland-Cliffs	—	1,988
Others	101	46
Investments in equity instruments at FVOCI	1,146	2,980

Income (Loss) from Investments in Associates, Joint Ventures and Other Investments
Income (loss) from investments in associates, joint ventures and other investments consisted of the following:

	Year ended December 31,
	2021	2020	2019
Share in net earnings of equity-accounted companies	2,091	430	252
Impairment charges	—	(211)	—
Gain (loss) on disposal	16	—	(4)
Dividend income	97	15	99
Total	2,204	234	347